INCOME TAXES	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
INCOME TAXES

NOTE 13 - INCOME TAXES

For the three months ended September 30, 2024 and 2023 the Company did not recognize income tax provision as the Company is not forecasting any taxable income for the current year and had a loss before income tax benefit in the previous year. The Company’s income tax provision for the nine months ended September 30, 2023, was approximately $1,502,000 as the Company recognized a valuation reserve of all of its deferred tax assets based on the recent history of losses and forecasts that suggested the Company would not be able to utilize the deferred tax assets in the future.

The Company’s income tax expense differs from the expected tax benefit/expense based on statutory rates primarily due to full valuation allowance for all of its subsidiaries for the three and nine months ended September 30, 2024 and 2023.

NOTE 16 - INCOME TAXES

The Company’s loss before income taxes for the nine months ended December 31, 2023, and fiscal years ended March 31, 2023, and 2022 is as follows:

	Nine months ended	Fiscal years ended
	December 31, 2023	March 31, 2023	March 31, 2023

United States	$(6,173,000)	$(3,526,000)	$(261,000)
Foreign	(225,000)	(82,000)	548,000
	$(6,398,000)	$(3,608,000)	287,000

The provision for income taxes for the nine months ended December 31, 2023, and fiscal years ended March 31, 2023, and 2022 is as follows:

	Nine months ended	Fiscal years ended
	December 31, 2023	March 31, 2023	March 31, 2022
Income tax provision:
Current:
Federal	$-	$109,000	$63,000
State	-	-	-
Other	-	(5,000)	-
Hong Kong	-	34,000	-

Total current Federal and State	$-	$138,000	$63,000

Deferred:
Federal	$-	$686,000	$(60,000)
State	-	206,000	54,000

Total Deferred Federal and State	-	892,000	(6,000)

Total income tax provision	$-	$1,030,000	$57,000

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2023, and March 31, 2023 and 2022

The Company’s net deferred tax assets as of December 31, 2023, and ended March 31, 2023 are as follows:

	December 31,	March 31,
	2023	2023
NOL Federal Carryforward	$1,291,000	$868,000
State NOL Carryforward	470,000	341,000
Inventory differences to inventory valuation	1,173,000	623,000
Stock option compensation expense	159,000	184,000
Right of use liability	1,022,000	118,000
Business interest limitation	151,000	138,000
Allowance for doubtful accounts	45,000	43,000
Reserve for estimated returns	384,000	89,000
Accrued vacation	7,000	14,000
	4,702,000	2,418,000
Less: valuation allowance	(3,600,000)	(2,104,000)
Net deferred tax asset	1,102,000	314,000

Depreciable and amortizable assets	(67,000)	(134,000)
ROU Asset	(1,000,000)	(111,000)
Prepaid expenses	(35,000)	(69,000)

Net deferred tax liability	(1,102,000)	(314,000)

	$-	$-

The Company recognizes federal, state and foreign current tax liabilities or assets based on its estimate of taxes payable to or refundable by tax authorities in the current fiscal year. The Company also recognizes federal, state and foreign deferred tax liabilities or assets based on the Company’s estimate of future tax effects attributable to temporary differences and carryforwards. The Company records a valuation allowance to reduce any deferred tax assets by the amount of any tax benefits that, based on available evidence and judgment, are not expected to be realized.

The Company performed an analysis in accordance with the provisions of ASC 740, which requires an assessment of both positive and negative evidence when determining whether it is more likely than not that deferred tax assets are recoverable. The analysis performed to assess the realizability of the deferred tax assets included an evaluation of the pattern and timing of the reversals of temporary differences and the length of carryback and carryforward periods available under the applicable federal, state and foreign laws; and the amount and timing of future taxable income. The Company evaluated the realizability of its deferred tax assets as of December 31, 2023 and March 31, 2023 in accordance with accounting principles generally accepted in the United States of America and concluded that valuation allowance against all of our deferred tax assets was necessary based upon the Company’s conclusions regarding, among other considerations, the Company’s recent history of losses and projected earnings for fiscal year 2024 and in the future.

The actual tax provision differs from the “expected” tax for the nine-month transition period ended December 31, 2023, and the years ended March 31, 2023, and 2022 (computed by applying the U.S. Federal Corporate tax rate of 21 percent to income before taxes) as follows:

	December 31, 2023	March 31, 2023	March 31, 2022

Statutory federal tax rate	$(1,344,000)	$(758,000)	$60,000
Stater tax rate	(326,000)	(174,000)	14,000
Permanent differences	15,000	13,000	10,000
Permanent difference in ERC income	-	(99,000)	-
Tax rate differential on foreign earnings	59,000	21,000	(84,000)
Expiration of net operating loss carryforward	89,000	-	-
Change in valuation allowance	1,495,000	2,026,000	55,000
Other	12,000	1,000	2,000

	$-	$1,030,000	$57,000

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2023, and March 31, 2023 and 2022

At December 31, 2023, and March 31, 2023, the Company had federal tax net operating loss carryforwards in the amount of approximately $6,149,000 and $4,131,000, respectively that begin to expire in the year 2025. The net operating loss carryforward is subject to an IRS Section 382 limitation that limited the amount available to use beginning in Fiscal 2020 to approximately $150,000 per year. In addition, the Company had state tax net operating loss carryforwards of approximately $2,453,000 and $2,238,000, respectively that will begin to expire beginning in 2024. These tax net operating loss carryforwards may be subject to adjustment based on future changes in ownership.

At December 31, 2023, the Company evaluated the realizability of its deferred tax assets in accordance with GAAP and concluded that a valuation allowance of approximately $3,600,000 against deferred tax assets is necessary. The recognition of the remaining net deferred tax asset and corresponding tax benefit is based upon the Company’s conclusions regarding, among other considerations, the Company’s current and anticipated customers, contracts and product introductions, and recent operating results.

Semi Cab Inc [Member]
INCOME TAXES			NOTE 12- INCOME TAXES The Company files separate tax returns in the United States and India.